Consolidated balance sheet - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	[1]	Jun. 30, 2022	[1]
Non-current assets
Intangible assets	$ 14,814	$ 14,506		$ 14,401
Property, plant and equipment	8,509	7,738		7,076
Biological assets	199	197		114
Investments in associates and joint ventures	5,032	4,825		4,418
Other investments	94	71		45
Other receivables	38	39		45
Other financial assets	373	497		418
Deferred tax assets	143	178		138
Post-employment benefit assets	1,146	1,210		1,878
Non-current assets	30,348	29,261		28,533
Current assets
Inventories	9,720	9,653		8,584
Trade and other receivables	3,487	3,427		3,549
Corporate tax receivables	304	292		180
Assets held for sale	130	0		269
Other financial assets	355	437		303
Cash and cash equivalents	1,130	1,813	[2]	2,765	[2]
Current assets	15,126	15,622		15,650
Total assets	45,474	44,883		44,183
Current liabilities
Borrowings and bank overdrafts	(2,885)	(2,142)		(1,842)
Other financial liabilities	(348)	(453)		(538)
Share buyback liability	0	0		(141)
Trade and other payables	(6,354)	(6,678)		(7,123)
Liabilities held for sale	(48)	0		(74)
Corporate tax payables	(136)	(170)		(305)
Provisions	(97)	(150)		(192)
Current liabilities	(9,868)	(9,593)		(10,215)
Non-current liabilities
Borrowings	(18,616)	(18,649)		(17,543)
Other financial liabilities	(940)	(941)		(850)
Other payables	(304)	(463)		(459)
Provisions	(300)	(306)		(312)
Deferred tax liabilities	(2,947)	(2,751)		(2,807)
Post-employment benefit liabilities	(429)	(471)		(486)
Non-current liabilities	(23,536)	(23,581)		(22,457)
Total liabilities	(33,404)	(33,174)		(32,672)
Net assets	12,070	11,709		11,511
Equity
Share capital	887	898		875
Share premium	1,703	1,703		1,635
Other reserves	(91)	665		658
Retained earnings	7,533	6,590		6,267
Equity attributable to equity shareholders of the parent company	10,032	9,856		9,435
Non-controlling interests	2,038	1,853		2,076
Total equity	$ 12,070	$ 11,709	[3]	$ 11,511	[3]

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[3]	(1) See pages 238-240 for an explanation under Accounting information and policies.